GOODWILL AND INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		$ 10,840	$ 10,840
Accumulated Amortization		(3,211)	(1,478)
Net Carrying Amount		7,629	9,362
Airspan [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 10,840	10,840
Accumulated Amortization	(3,809)	(3,211)
Net Carrying Amount	$ 7,031	$ 7,629	$ 9,362
Numerator: Net Income minus Redeemable Net Earnings
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in years)		10 years	10 years
Gross Carrying Amount		$ 7,810	$ 7,810
Accumulated Amortization		(1,627)	(846)
Net Carrying Amount		$ 6,183	$ 6,964
Numerator: Net Income minus Redeemable Net Earnings | Airspan [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in years)	10 years	10 years
Gross Carrying Amount	$ 7,810	$ 7,810
Accumulated Amortization	(2,017)	(1,627)
Net Carrying Amount	$ 5,793	$ 6,183
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in years)		6 years	6 years
Gross Carrying Amount		$ 2,130	$ 2,130
Accumulated Amortization		(739)	(177)
Net Carrying Amount		$ 1,391	$ 1,953
Customer Relationships [Member] | Airspan [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in years)	6 years	6 years
Gross Carrying Amount	$ 2,130	$ 2,130
Accumulated Amortization	(917)	(739)
Net Carrying Amount	$ 1,213	$ 1,391
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in years)		2 years	2 years
Gross Carrying Amount		$ 720	$ 720
Accumulated Amortization		(720)	(390)
Net Carrying Amount			$ 330
Trademarks [Member] | Airspan [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in years)	2 years	2 years
Gross Carrying Amount	$ 720	$ 720
Accumulated Amortization	(720)	(720)
Net Carrying Amount
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in years)		3 years	3 years
Gross Carrying Amount		$ 180	$ 180
Accumulated Amortization		(125)	(65)
Net Carrying Amount		$ 55	$ 115
Noncompete Agreements [Member] | Airspan [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in years)	3 years	3 years
Gross Carrying Amount	$ 180	$ 180
Accumulated Amortization	(155)	(125)
Net Carrying Amount	$ 25	$ 55